Loans, Borrowings, Leases obligations and Other Financial Liabilities	12 Months Ended
Dec. 31, 2023
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Abstract]
Loans, Borrowings, Leases obligations and other financial liabilities

NOTE 16: Loans, Borrowings, Leases obligations and other financial liabilities

Loans, Borrowings & Lease liabilities

Thousands of $ For the years ended December 31	2023	2022
Non-current loans and borrowings
Loans	35,564	34,914
Lease liabilities (*)	3,578	3,091
Total non-current loans and borrowings	$39,142	$38,005

Thousands of $ For the years ended December 31	2023	2022
Current loans and borrowings
Loans	643	616
Lease liabilities (*)	1,480	1,172
Total current loans and borrowings	$2,123	$1,788

(*)	the evolution in the right of use assets is further disclosed in Note 12.

Innovatus debt facility

On August 2, 2022, the Company entered into a $70 million loan and security agreement with Innovatus Life Sciences Lending Fund I, LP (“Innovatus”), which loan also replaced the Company’s €9 million debt facility with Kreos Capital. At closing, an amount of $35 million was drawn, with an additional $35 million remaining available as a $20 million term B loan and a $15 million term C loan that can be drawn in 2024 and 2025 respectively, subject to certain conditions whereby there can be no assurance that these conditions will be satisfied and that the Company will be able to draw any further term loan amounts under this facility. The loans are secured by assets of the Company including intellectual property rights. Remaining proceeds of the loans will be used for working capital purposes and to fund general business requirements.

The loans accrue interest at a floating per annum rate equal to the sum of (a) the greater of (i) the prime rate published in The Wall Street Journal in the “Money Rates” section or (ii) 4.00%, plus (b) 4.25%, and require interest-only payments for the initial four years. As contractually agreed, and at the election of the Company, a portion of the interest becomes payable in-kind by adding an amount equal to 2.25% of the outstanding principal amount to the then outstanding principal balance on a monthly basis until August 2, 2025. The loans mature on August 2, 2027. The lenders shall have the right to convert, prior to August 2, 2025, up to 15% of the outstanding principal amount of the loans into shares of the Company at a price per share equal to $11.21, reflecting a substantial premium to the trading price prior to the announcement of the acquisition. Amounts converted into shares of the Company will be reduced from the principal amount outstanding under the loan. Notable fees payable to Innovatus consist of a facility fee equal to 1% of the total loan commitment, due on the funding date of the relevant loans, and an end-of-loan fee equal to 5% of the amount drawn, payable upon final repayment of the relevant loans.

Security has been granted over all assets (including IP rights) owned by the Company and MDxHealth, Inc. The loan agreement contains customary financial covenants and general affirmative and negative covenants, including limitations on the Company’s ability to transfer or dispose of assets, change our business, merge with or acquire other companies, incur additional indebtedness and liens, make investments, pay dividends and conduct transactions with affiliates.

The Innovatus debt facility has been accounted for as a hybrid financial instrument which includes a host financial liability as well as an embedded derivative financial instrument being an equity conversion call option at a fixed rate of up to 15% of the aggregate outstanding principal amount through August 2, 2025.

The embedded derivative is not considered to be closely related to the host financial liability given the differences in economics and risks, and as such both are accounted for separately:

●	The host financial liability is recognized at amortized cost applying the effective interest rate method and has been accounted for as non-current loans and borrowings;

●	The embedded derivative convertible (American) call option is recognized at fair value using a binomial tree option pricing model whereby the fair value is based on the actual stock price and the estimated volatility of the Company’s shares on Nasdaq since the Company’s IPO on November 4, 2021, and through the valuation date. The volatility measured on August 2, 2022, which was the closing date of the Innovatus debt facility, was 62.85% and at December 31, 2023 was 72.92% (2022: 64.82%). Any changes to the fair value of the embedded derivative will be recognized through the statement of profit or loss. The derivative financial instrument has been accounted for as other current financial liabilities.

Kreos debt facility

As part of the new debt facility with Innovatus, the Company’s debt facility with Kreos for an outstanding principal amount of €9 million has been fully repaid in cash in September 2022, for a total amount of $10.8 million. This repayment included the two convertible loans of €180,000 ($185,364) and €202,500 ($208,535) that were not converted by Kreos and that were entered into as part of amendments to the original Kreos debt facility.

The 2022 repayment did not include the derivative financial liability for the initial Kreos drawdown fee which had an estimated fair value on December 31, 2022, of $891,000 and is included in Other financial liabilities as a separate financial instrument valued at fair-value through statement of profit or loss for the year ended December 31, 2022. This financial liability is payable upon demand in cash, or convertible into the Company’s common stock, upon election by Kreos.

In June 2023, Kreos provided notice to the Company of the cancelation of the convertible loan associated with the initial drawdown fee and requested repayment in cash. As such, Kreos was entitled to a cash repayment of €945,000 ($1.0 million) which is equal to 150% of the initial drawdown fee of €630,000. The Company has paid €472,500 ($513,419) in July 2023, and an additional €472,500 ($513,419) in October 2023, and has no further liabilities toward Kreos as of December 31, 2023.

On April 20, 2020, the Company, through its U.S. subsidiary, MDxHealth Inc., has entered into a “Paycheck Protection Program” (PPP) loan with the U.S. Small Business Administration (SBA) in the amount of $2,316,000 as part of the U.S Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan has a term of five years and carries an interest rate of 1.0% per year. Payments on the loan are deferred for the first eighteen months following disbursement of the loan, with principal and interest payments beginning on the nineteenth month. Interest on the loan continues to accrue during the eighteen-month deferment period. Cash proceeds from the loan were received in July 2020. As of December 31, 2023, the outstanding amount on the PPP loan was $1.0 million.

In addition to the contracted loans, the Company has several lease obligations. The leases have terms of 3 to 5 years.

Maturity of loans and borrowings are as follows at the balance sheet date:

Thousands of $ For the years ended December 31	2023	2022
Loans
Within one year	643	630
Years two to five	35,564	38,439

Leases
Within one year	1,900	1,551
Years two to five	3,955	2,330

Note: all figures shown in this table are undiscounted and reflect future cash payments (capital and interests)

Other financial liabilities

Thousands of $ For the years ended December 31	2023	2022
Other financial liabilities
Other non-current financial liabilities	63,259	53,537
Other current financial liabilities	2,895	2,327
Total other financial liabilities	66,154	55,864

GPS Contingent consideration

As part of the acquisition of the GPS business from Exact Sciences in August 2022, and the subsequent amended asset purchase agreement from August 2023, an aggregate earnout amount of up to $82.5 million is to be paid by MDxHealth to Exact Sciences upon achievement of certain revenue milestones related to fiscal years 2023 through 2025, with the maximum earnout payable in relation to 2023 and 2024 not to exceed $30 million and $40 million, respectively. The liability recognized reflects a probability-weighted estimate at the current net present value which is expected to become payable. Future fair value adjustments to this contingent consideration will be recognized in the statement of profit or loss. The value of the contingent liability for GPS including the fair value adjustment accounted for under other non-current financial liabilities is $62.6 million as of December 31, 2023.

MDxHealth option to settle earnout obligation in shares

The fair value of the Company’s option to settle the earnout obligation in cash or through the issuance of additional shares of the Company, was measured using a Monte Carlo valuation model which takes into account several factors including the expected evolution in Company’s share price. This valuation model is considered as level 3 input and was assessed at $0.8 million financial asset, as of December 31, 2023.

Exact Sciences 5-year warrants to acquire 1 million shares of MDxHealth

The fair value of the warrant held by Exact Sciences to acquire up to 1 million shares of MDxHealth was measured using a Binomial tree valuation model which takes into account several factors including the expected evolution in the Company’s share price. This valuation model is considered as level 3 input and was assessed at $2.2 million financial liability as of December 31, 2023.

Innovatus embedded derivative convertible call option

The embedded derivative convertible (American) call option is recognized at fair value within other current financial liabilities and is measured using a Binomial tree valuation model which takes into account several factors including the expected evolution in the Company’s share price. The fair value of the liability is estimated at $192,000 for the year ended December 31, 2023.

Kreos derivative financial instrument (“initial drawdown fee”)

As of December 31, 2023, the convertible loan associated with the initial drawdown fee payable to Kreos has been fully off in cash and as such, the fair value of the financial derivative has been reduced to zero as no further liabilities to Kreos exist.

As of December 31, 2022, the fair value of the financial derivative related to the initial drawdown fee of the Kreos loan was computed as the sum of the probability-weighted values of the fair values associated with each of the possible outcomes and amounted to $891,000 as of December 31, 2022. The derivative financial instrument is accounted for within other current financial liabilities for the year ended December 31, 2022.

Other financial liabilities

Other financial liabilities include the contingent consideration related to the acquisition of NovioGendix in 2015 and amounts to $1.2 million of which $550,000 is considered to be current. The contingent consideration is valued at fair value through the statement of profit or loss. The fair value of this contingent consideration is reviewed on a periodic basis. The fair value is based on a risk-adjusted future cash flows of different scenarios discounted using an interest rate of 12.83%. The structure of the possible scenarios and the probability assigned to each scenario is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios (refer to Note 26 for further details).

A reconciliation of cash and non-cash movements of loans and borrowings, lease liabilities and other financial liabilities is presented below:

Thousands of $	Loans and borrowings		Other financial liabilities
For the years ended December 31	2023	2022	2023	2022
Beginning balance	35,530	12,092	55,864	2,427
Cash movements
Loans and borrowings repaid[1] (Kreos / PPP)	(637)	(10,805)	(1,022)
Loans and borrowings received (Innovatus)		34,291
Non-cash movements
GPS Contingent Consideration				50,483
Recognition of Innovatus embedded derivative convertible call option		(1,026)		1,026
Kreos effective interest rate adjustment and extinguishment costs		1,328
Innovatus - effective interest rate adjustment	1,314	660
Foreign exchange rate impact / other		(1,010)	(4)	(35)
Fair value changes through profit and loss			11,316	1,963
Ending balance	$36,207	$35,530	$66,154	$55,864

[1]	The amount includes interest paid on loans and borrowings

Fair value adjustments recognized during 2023 for other financial liabilities relate to:

Thousands of $ For the years ended December 31	2023
Increase of NovioGendix contingent consideration	16
Increase of Kreos derivative financial instrument (“initial drawdown fee”)	135
Increase of GPS contingent consideration	9,730
Decrease of Innovatus embedded derivative convertible call option	(718)
Exact Sciences 5-Year Warrants	2,153
Total fair value adjustment	11,316

Thousands of $	Lease liabilities
For the years ended December 31	2023	2022
Opening balance	4,263	3,464
Cash movements
Repayment of lease liabilities	(1,610)	(1,358)
Non-cash movements
Interest accretion	355	314
New leases	2,050	1,843
Closing balance	5,058	4,263